UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                811-21940

                                                                    EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
10 Wright Street
                                                                 Westport, CT 06880
(Address of principal executive offices) (Zip code)

Linda Longville
c/o Energy Income Partners, LLC
10 Wright Street
                                                                 Westport, CT 06880
(Name and address of agent for service)

Registrant's telephone number, including area code:                          203-349-8232

Date of fiscal year end:   December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EIP Growth and Income Fund		September 30, 2016
Schedule of Investments (unaudited)

Shares		Fair Value
UNITED STATES COMMON STOCKS - 41.32%
	Energy - 20.34%
48,714	Enbridge Energy Management, LLC (a)	$1,239,291
32,240	Kinder Morgan, Inc.	745,711
19,900	TransCanada Corp.	946,444
22,900	Williams Companies, Inc.	703,717
		3,635,163
	Financial - 0.55%
720	CorEnergy Infrastructure Trust, REIT	21,118
4,300	InfraREIT, Inc., REIT	78,002
		99,120
	Utilities - 20.43%
4,000	Alliant Energy Corp.	153,240
6,000	American Electric Power Co., Inc.	385,260
200	American Water Works Co., Inc.	14,968
200	Atmos Energy Corp.	14,894
4,300	Chesapeake Utilities Corp.	262,558
5,000	CMS Energy Corp.	210,050
2,100	Duke Energy Corp.	168,084
6,000	Eversource Energy	325,080
4,000	Exelon Corp.	133,160
1,100	IDACORP, Inc.	86,108
3,600	National Grid PLC, Sponsored ADR	255,996
6,300	New Jersey Resources Corp.	207,018
3,000	NextEra Energy, Inc.	366,960
225	ONE Gas, Inc.	13,914
3,000	Public Service Enterprise Group, Inc.	125,610
4,500	SCANA Corp.	325,665
3,450	Sempra Energy	369,805
2,200	Southern Co.	112,860
1,400	UGI Corp.	63,336
200	WEC Energy Group, Inc.	11,976
1,100	Xcel Energy, Inc.	45,254
		3,651,796

	TOTAL UNITED STATES COMMON STOCKS
	(Cost $6,841,310)	7,386,079

MASTER LIMITED PARTNERSHIPS - 27.57%
	Consumer Cyclicals - 0.96%
700	AmeriGas Partners, LP	31,962
6,100	Westlake Chemical Partners, LP	139,324
		171,286
	Energy - 26.61%
3,800	Alliance Holdings GP, LP	98,990
8,000	Alliance Resource Partners, LP	177,440

15,000	Columbia Pipeline Partners, LP	242,100
31,938	Enterprise Products Partners, LP	882,447
5,800	EQT Midstream Partners, LP	441,902
17,758	Holly Energy Partners, LP	602,529
2,000	Magellan Midstream Partners LP	141,480
18,000	NextEra Energy Partners, LP (b)	503,460
5,100	Oneok Partners, LP	203,745
16,000	Plains All American Pipeline, LP	502,560
10,900	Spectra Energy Partners, LP	476,221
2,900	Tallgrass Energy Partners, LP	139,780
5,009	TC Pipelines, LP	285,663
1,400	TransMontaigne Partners, LP	57,764
		4,756,081

	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $4,678,907)	4,927,367

CANADIAN COMMON STOCKS - 7.51%
	Energy - 1.55%
13,100	Inter Pipeline Ltd., LP	276,589

	Utilities - 5.96%
3,400	Atco Ltd./Canada, Class I	120,819
3,000	Canadian Utilities Ltd., Class A	84,653
4,000	Emera, Inc.	144,243
2,800	Enbridge, Inc.	123,844
16,100	Enbridge Income Fund Holdings, Inc.	417,241
5,400	Keyera Corp.	174,601
		1,065,401

	TOTAL CANADIAN COMMON STOCKS
	(Cost $1,343,763)	1,341,990

HONG KONG COMMON STOCKS - 1.62%
	Energy - 0.97%
17,600	Power Assets Holdings, LLC, ADR	173,712

	Industrial - 0.65%
2,700	Cheung Kong Infrastructure Holdings Ltd., ADR	116,098

	TOTAL HONG KONG COMMON STOCKS
	(Cost $261,095)	289,810

WARRANTS - 0.00%
	Energy - 0.00%
4,480	Kinder Morgan, Inc., Strike Price $40.00, Exp. 5/25/2017 (a)	69

	TOTAL WARRANTS
	(Cost $8,534)	69

	Total Investments (Cost $13,133,609)* - 78.02%	13,945,315
	Other Assets in Excess of Liabilities - 21.98%	3,928,173
	NET ASSETS - 100.00%	$17,873,488

*	Aggregate cost for U.S. federal income tax purposes is $13,225,873.
(a)	Non-income producing security.
(b)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

The amount of $133,106 in cash was segregated with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of September 30, 2016:
Short Futures Outstanding	Number of Contracts	Notional Amount [1]	Unrealized Depreciation
Canadian Dollar (12/16)	28	$2,126,068	$9,912

[1] The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.

See accompanying notes to Schedule of Investments.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	September 30, 2016

(1) Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") Global Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean between the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services ("pricing service"). As a result, the net asset value ("NAV") of the EIP Growth and Income Fund's (the "Fund") shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter ("OTC") market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the closing last quoted bid prices and ask prices. Debt securities are priced based upon valuations provided by the pricing service. These pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the "Board") in a manner that most fairly reflects market value of the security on the valuation date as described below.

Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund's pricing service.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or Energy Income Partners, LLC (the "Manager"), acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust's Board, and in accordance with the provisions of the Investment Company Act of 1940, as amended, (the "1940 Act"). At September 30, 2016, there were no fair valued securities.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

● Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
● Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the values of each investment in each level as of September 30, 2016 is as follows:

	Total		Level 2	Level 3
	Fair Value at	Level 1	Significant	Significant
	09/30/2016	Quoted	Observable	Unobservable
	Inputs	Price	Inputs	Inputs
ASSETS
United States Common Stocks *	$7,386,079	$7,386,079	$–	$–
Master Limited Partnerships *	4,927,367	4,927,367	–	–
Canadian Common Stocks *	1,341,990	1,341,990	–	–
Hong Kong Common Stocks *	289,810	173,712	116,098	–
Cash and Cash Equivalents and Restricted Cash	3,910,889	3,910,889	–	–
Warrants *	69	69	–	–
Total	17,856,204	17,740,106	116,098	–
LIABILITIES
Derivatives
Foreign Currency Exchange Contracts	9,912	9,912	–	–
Total	$9,912	$9,912	$–	$–
* See Schedule of Investments detail for industry breakout.

The Fund did not have any transfers in and out of Level 1 and Level 2 during the nine months ended September 30, 2016.

The Fund held no securities or financial instruments during the nine months ended September 30, 2016 which measured their fair value using Level 3 inputs.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

(2) MLP Common Units: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP.  Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominately based on the success of the MLP.  Unlike owners of common stock of a corporation, owners of MLP common unites have limited voting rights and have no ability to annually elect directors.  MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions.  Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights.  In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

(3) Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at September 30, 2016 by primary risk exposure:

	Asset Derivatives	Liability Derivatives
Derivatives not accounted for as hedging instruments	Fair Value	Fair Value
Foreign Currency Exchange Contracts	$-	$9,912
Total	$-	$9,912

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law.  The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets.  A futures contract is an agreement between two parties to buy and sell and instrument at a set price on a future date and is exchange-traded.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange or broker.  Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract.  Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. During the nine months ended September 30, 2016, the Fund held no futures contracts where the underlying currency is long. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the nine months ended September 30, 2016, the Fund's average volume of futures activity was $2,032,360 based on the quarterly notional amount. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse.

The Fund's maximum equity price risk to meet its future payments under long swap agreements outstanding as of September 30, 2016, is equal to the total notional amount as shown on the Schedule of Investments. As of September 30, 2016, the Fund held no Total Return Equity Swaps. The Fund's maximum equity price risk to meet its future payments under short swap agreement outstanding is theoretically unlimited.

For the nine months ended September 30, 2016, the average volume of long Total Return Equity Swaps was $1,688,310 based on the quarterly notional amount. For the nine months ended September 30, 2016, the Fund held no short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

(5) As of September 30, 2016, the aggregate gross unrealized appreciation and depreciation for all securities in which there was an excess value over tax cost was $1,472,001 and $752,559, respectively.

(6) For more information on significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP Investment Trust

By (Signature and Title) /s/ James Murchie
James Murchie, President (principal executive officer)

Date November 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James Murchie
James Murchie, President (principal executive officer)

Date November 14, 2016

By (Signature and Title) /s/ Linda Longville
Linda Longville, Treasurer and Principal Financial and Accounting Officer
(principal financial officer)

Date November 14, 2016